Fair Value of Financial Instruments	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Fair Value of Financial Instruments
Note 6: Fair Value of Financial Instruments
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2021 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	100,906	94,958	49,970	49,810
Loans (1) (2)
Residential mortgages	143,962	139,112	135,653	135,461
Consumer instalment and other personal	83,860	82,608	76,627	76,791
Credit cards	8,881	8,881	7,827	7,827
Business and government	281,900	280,795	233,066	233,670
	518,603	511,396	453,173	453,749

Deposits (3)	703,396	701,348	662,827	663,558
Securitization and structured entities’ liabilities (4)	23,510	22,992	24,631	24,809
Other liabilities (5)	3,844	3,287	-	-
Subordinated debt	7,443	7,150	6,893	7,087
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, certain

other assets,
 certain other liabilities
,
 acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of allowances for credit losses.
(2)

Excludes $23 million of
residential mortgages classified as FVTPL, $4,161 million of business and government loans classified as FVTPL and $62 million of
business and government
loans classified as FVOCI

($
nil
 million
,

$
5,022 million and $134 million, respectively, as at October 31, 2021).

(3)	Excludes $25,766 million of structured note liabilities ($22,665 million as at October 31, 2021) and $223 million of metals deposits ($139 million as at October 31, 2021) designated as FVTPL.
(4)	Excludes $1,510 million of securitization and structured note entities’ liabilities classified as FVTPL ($855 million as at October 31, 2021).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.
Fair Value Hierarchy
We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.
Valuation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows with observable market data for inputs, such as yield or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading and FVOCI securities are primarily valued using discounted cash flow models with observable spreads or broker quotes and other third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages,
business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)	July 31, 2022				October 31, 2021
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	8,536	1,877	-	10,413	3,123	4,473	-	7,596
Canadian provincial and municipal governments	3,739	3,062	-	6,801	2,183	3,655	-	5,838
U.S. federal government	7,765	10,092	-	17,857	6,050	3,532	-	9,582
U.S. states, municipalities and agencies	27	181	-	208	-	458	-	458
Other governments	1,377	1,677	-	3,054	1,307	591	-	1,898
NHA MBS, U.S. agency MBS and CMO	-	14,303	755	15,058	-	13,379	675	14,054
Corporate debt	1,757	8,467	5	10,229	2,231	7,656	7	9,894
Trading loans	-	329	-	329	-	160	-	160
Corporate equity	46,195	-	-	46,195	54,931	-	-	54,931
	69,396	39,988	760	110,144	69,825	33,904	682	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	537	75	-	612	704	159	-	863
Canadian provincial and municipal governments	384	792	-	1,176	137	1,243	-	1,380
U.S. federal government	-	4	-	4	-	38	-	38
Other governments	-	88	-	88	-	92	-	92
NHA MBS, U.S. agency MBS and CMO	-	8	-	8	-	9	-	9
Corporate debt	75	6,815	8	6,898	160	7,544	-	7,704
Corporate equity	1,513	10	3,727	5,250	1,670	12	2,442	4,124
	2,509	7,792	3,735	14,036	2,671	9,097	2,442	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	8,015	1,416	-	9,431	9,138	3,927	-	13,065
Canadian provincial and municipal governments	2,576	1,878	-	4,454	1,438	1,549	-	2,987
U.S. federal government	1,617	1,790	-	3,407	18,873	2,153	-	21,026
U.S. states, municipalities and agencies	1	3,535	1	3,537	-	4,113	1	4,114
Other governments	1,609	4,646	-	6,255	2,803	3,699	-	6,502
NHA MBS, U.S. agency MBS and CMO	-	7,253	-	7,253	-	12,136	-	12,136
Corporate debt	155	4,629	-	4,784	812	2,349	-	3,161
Corporate equity	-	-	152	152	-	-	132	132
	13,973	25,147	153	39,273	33,064	29,926	133	63,123
Loans
Residential mortgages	-	23	-	23	-	-	-	-
Business and government loans	-	4,217	6	4,223	-	5,150	6	5,156
	-	4,240	6	4,246	-	5,150	6	5,156
Other Assets (1)	4,539	90	9	4,638	4,392	85	-	4,477
Fair Value Liabilities
Securities sold but not yet purchased	26,042	15,145	-	41,187	17,424	14,649	-	32,073
Structured note liabilities (2)	-	25,766	-	25,766	-	22,665	-	22,665
Other liabilities (3)	1,173	2,639	1	3,813	1,106	2,125	-	3,231
	27,215	43,550	1	70,766	18,530	39,439	-	57,969
Derivative Assets
Interest rate contracts	44	8,106	-	8,150	6	8,066	-	8,072
Foreign exchange contracts	7	13,844	-	13,851	3	14,982	-	14,985
Commodity contracts	1,962	7,874	-	9,836	642	6,976	-	7,618
Equity contracts	427	7,422	-	7,849	1,381	4,657	-	6,038
Credit default swaps	3	28	-	31	-	-	-	-
	2,443	37,274	-	39,717	2,032	34,681	-	36,713
Derivative Liabilities
Interest rate contracts	44	9,987	-	10,031	6	6,773	-	6,779
Foreign exchange contracts	4	15,049	-	15,053	4	12,451	-	12,455
Commodity contracts	2,025	2,746	-	4,771	746	1,445	-	2,191
Equity contracts	287	13,390	-	13,677	1,581	7,802	-	9,383
Credit default swaps	3	104	4	111	-	5	2	7
	2,363	41,276	4	43,643	2,337	28,476	2	30,815

(1)	Other assets include precious metals, segregated fund assets in our insurance business , and certain receivables and investments measured at fair value.
(2)	These structured note liabilities included in deposits have been designated as FVTPL.
(3)
 Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated as FVTPL as well as certain securitization and  structured entities’ liabilities measured as FVTPL.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible
alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at July 31, 2022 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	3,727	Net Asset Value EV/EBITDA	Net Asset Value Multiple	na 6x	na 19x
NHA MBS , U.S. agency MBS and CMO	NHA MBS , U.S. agency MBS and CMO	755	Discounted cash flows Market Comparable	Prepayment rate Comparability Adjustment (3)	3% (3.71)	46% 6.10

(1)
 The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty,  but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance  sheet date.

(2)

Included in private equity is $784 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at July 31, 2022 ($453 million as at October 31, 2021), which approximates fair value,

and are held to mee
t
 regulatory requirements.

(3)	Range of input values represents price per security adjustment (Canadian $).
na - not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. Transfers from Level 1 to Level 2 were due to reduced observability of the inputs used to value the securities. Transfers from Level 2 to Level 1 were due to increased availability of quoted prices in active markets.
The following table presents significant transfers between Level 1 and Level 2 for the three and nine months ended July 31, 2022 and July 31, 2021.

(Canadian $ in millions)
For the three months ended		July 31, 2022		July 31, 2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	589	7,994	639	1,473
FVTPL Securities	17	489	153	403
FVOCI Securities	343	6,480	1,016	1,917
Securities sold but not yet purchased	990	10,845	197	648

(Canadian $ in millions)
For the nine months ended		July 31, 2022		July 31, 2021
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	5,377	10,661	4,067	11,009
FVTPL Securities	158	506	361	804
FVOCI Securities	9,222	10,138	6,856	10,890
Securities sold but not yet purchased	2,721	11,999	1,198	5,905
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2022 and July 31, 2021, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2022 (Canadian $ in millions)	Balance April 30, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	721	(60)	(1)	216	(146)	-	95	(70)	755	(11)
Corporate debt	4	-	-	-	-	-	1	-	5	-
Total trading securities	725	(60)	(1)	216	(146)	-	96	(70)	760	(11)
FVTPL Securities
Corporate debt	-	-	-	8	-	-	-	-	8	-
Corporate equity	3,397	45	(3)	321	(89)	-	56	-	3,727	61
Total FVTPL securities	3,397	45	(3)	329	(89)	-	56	-	3,735	61
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	151	-	(2)	4	(1)	-	-	-	152	na
Total FVOCI securities	152	-	(2)	4	(1)	-	-	-	153	na
Business and government loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	9	-	-	-	-	9	-
Other Liabilities	1	-	-	-	-	-	-	-	1	-
Derivative Liabilities
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(158)	29	818	(555)	-	251	(305)	755	(18)
Corporate debt	7	(2)	(1)	11	(4)	-	1	(7)	5	(1)
Total trading securities	682	(160)	28	829	(559)	-	252	(312)	760	(19)
FVTPL Securities
Corporate debt	-	-	-	8	-	-	-	-	8	-
Corporate equity	2,442	197	50	1,238	(256)	-	56	-	3,727	223
Total FVTPL securities	2,442	197	50	1,246	(256)	-	56	-	3,735	223
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	-	15	(1)	-	6	-	152	na
Total FVOCI securities	133	-	-	15	(1)	-	6	-	153	na
Business and government loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	9	-	-	-	-	9	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Credit default swaps	2	-	-	-	-	-	3	(1)	4	-
Total derivative liabilities	2	-	-	-	-	-	3	(1)	4	-
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Includes proceeds received on securities sold but not yet purchased.
(3) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2022 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2021 (Canadian $ in millions)	Balance April 30, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as as at July 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	702	(78)	11	441	(255)	-	35	(62)	794	5
Corporate debt	3	-	-	-	(1)	-	-	-	2	-
Total trading securities	705	(78)	11	441	(256)	-	35	(62)	796	5
FVTPL Securities
Corporate debt	-	-	-	-	-	-	-	-	-	-
Corporate equity	2,048	158	20	175	(106)	-	-	(19)	2,276	149
Total FVTPL securities	2,048	158	20	175	(106)	-	-	(19)	2,276	149
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	100	-	9	4	-	-	-	-	113	na
Total FVOCI securities	101	-	9	4	-	-	-	-	114	na
Business and government loans	2,841	-	45	113	-	(694)	-	-	2,305	-
Other Assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	-	-	-	13	-	13	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as as at July 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(172)	(50)	1,206	(938)	-	106	(161)	794	24
Corporate debt	-	-	-	3	(1)	-	-	-	2	-
Total trading securities	803	(172)	(50)	1,209	(939)	-	106	(161)	796	24
FVTPL Securities
Corporate debt	-	-	-	-	-	-	-	-	-	-
Corporate equity	1,903	217	(81)	453	(193)	(4)	-	(19)	2,276	262
Total FVTPL securities	1,903	217	(81)	453	(193)	(4)	-	(19)	2,276	262
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	93	-	9	11	-	-	-	-	113	na
Total FVOCI securities	94	-	9	11	-	-	-	-	114	na
Business and government loans	1,945	-	(150)	1,812	-	(1,302)	-	-	2,305	-
Other Assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	-	-	-	13	-	13	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Includes proceeds received on securities sold but not yet purchased.
(3) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2021 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable